Income Taxes - Schedule of Penalties Related to Income Tax Matters in Income Tax Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits, beginning of period	$ 1,480,590	$ 1,375,779
Tax positions taken in prior periods, Gross increases	100,707	104,811
Tax positions taken in prior periods, Gross decreases
Tax positions taken in current period, Gross increases
Tax positions taken in current period, Settlements
Lapse of statute of limitations
Unrecognized tax benefits, end of period	$ 1,581,297	$ 1,480,590